UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22387

Salient Alternative Strategies Master Fund

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, 8TH FLOOR, HOUSTON, TX 77027

(Address of principal executive offices)            (Zip code)

With a copy to:
John A. Blaisdell	George J. Zornada
Salient Alternative Strategies Master Fund	K & L Gates LLP
4265 San Felipe, 8th Floor	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 713-993-4675

Date of fiscal year end: 12/31/13

Date of reporting period: 6/30/13

Item 1.	Reports to Stockholders.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Shareholders’ Report

June 30, 2013

(Unaudited)

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Consolidated Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investments in Investment Funds, at fair value (cost $48,248,150)	$54,646,966
Investments in securities, at fair value (cost $16,477,555)	16,715,005

Total investments	71,361,971
Cash and cash equivalents	12,089,961
Deposits with brokers for futures contracts	11,126,057
Deposits with brokers for swap agreements	2,996,500
Segregated cash collateral held at custodian	2,170,000
Foreign currency, at value (cost $128,449)	131,409
Receivable from investments sold	4,407,129
Dividends and interest receivable	2,711
Receivable from broker for swap agreement	176,763
Prepaids and other assets	10,451

Total assets	$104,472,952

Liabilities:
Line of credit	$21,577,698
Redemptions payable	7,530,026
Unrealized loss on swap agreements	959,287
Investment Management Fees payable	154,617
Administration fees payable	10,535
Interest expense payable	71,872
Accounts payable and accrued expenses	139,159

Total liabilities	30,443,194

Net assets	$74,029,758

Net assets consist of:
Paid-in-Capital	$77,271,498
Accumulated net investment loss	(6,525,901)
Accumulated net realized loss	(2,425,953)
Net unrealized appreciation on investments	5,710,114

Net assets	$74,029,758

Net asset value per share outstanding (75,241 shares outstanding)	$983.90

See accompanying notes to consolidated financial statements.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Consolidated Schedule of Investments

June 30, 2013

(Unaudited)

	Shares/ Principal Amount*	Fair Value	% of Net Assets
Investments in Investment Funds
Passive Foreign Investment Companies
Event Driven (0.11% of Net Assets)
King Street Capital, Ltd. (British Virgin Islands)	518	$78,085

Total Event Driven		78,085

Top Down Alpha (33.63% of Net Assets)
CTA
Salem Global Opportunity Fund (Offshore), Ltd. (Cayman Islands)	663	573,654
Global Macro
BTG Pactual Global Emerging Markets, Ltd. (Cayman Islands)	2,475	5,424,774
D.E. Shaw Heliant International Fund, L.P. (Bermuda)		9,599,866
Kepos Alpha Fund, Ltd. (United States)	5,000	4,503,545
MKP Opportunity Offshore, Ltd. (Cayman Islands)	15,828	4,800,284

Total Top Down Alpha		24,902,123

Bottom Up Alpha (40.08% of Net Assets)
Alphabet Offshore Fund, Ltd. (Cayman Islands)	3,658	4,611,718
AQR Delta Offshore Fund, L.P. (Cayman Islands)		1,302,590
Blue Mountain Credit Alternatives Fund, Ltd. (Cayman Islands)	50,783	5,303,051
D.E. Shaw Composite International Fund (Bermuda) .		54,069
Hudson Bay Overseas Fund, Ltd. (United States)	2,107	4,788,648
Millennium International, Ltd. (Cayman Islands)	3,470	4,904,231
Overseas CAP Partners, Inc. (Cayman Islands)	7	61,324
Saba Capital Offshore Fund, Ltd. (Cayman Islands)	7,398	8,121,906
Waterstone Market Neutral Offshore Fund, Ltd. (Cayman Islands)	2,303	519,221

Total Bottom Up Alpha		29,666,758

Total Investments in Investment Funds (Cost $48,248,150)		54,646,966	73.82%

Investments in Securities
Registered Investment Companies
United States
Exchange Traded Funds (4.02% of Net Assets)
Tactical Credit
Wisdom Tree Emerging Markets Local Debt Fund(1)	61,883	2,972,860

Total Tactical Credit		2,972,860

Total Exchange Traded Funds		2,972,860

See accompanying notes to consolidated financial statements.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Consolidated Schedule of Investments, continued

June 30, 2013

(Unaudited)

	Shares/ Principal Amount*	Fair Value	% of Net Assets
Registered Investment Companies (continued)
United States (continued)
Money Market Funds (15.66% of Net Assets)
JPMorgan 100% U.S. Treasury Securities Money Market Fund(1)	11,592,556	$11,592,556

Total Money Market Funds		11,592,556

Total United States		14,565,416

Total Registered Investment Companies		14,565,416

Asset-Backed Securities (1.47% of Net Assets)
United States
Senior Debt
Highland Park CDO, Ltd., 0.60%, 11/25/51(1)(2)	1,275,562	1,090,606

Total Senior Debt		1,090,606

Total United States		1,090,606

Total Asset-Backed Securities		1,090,606

Sovereign Bonds (1.43% of Net Assets)
Mexico
Republic of Mexico, 6.50%, 06/10/21(1)(3)	12,950,000	1,058,983

Total Mexico		1,058,983

Total Sovereign Bonds		1,058,983

Total Investments in Securities (Cost $16,477,555)		16,715,005	22.58%

Total Investments (Cost $64,725,705)		$71,361,971	96.40%

All securities are non-income producing unless noted otherwise.

Investments are pledged as collateral to secure borrowings under the line of credit agreement.

*	Shares and principal amounts are listed for each investment as applicable for that investment type.
(1)	Income producing security.
(2)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2013.
(3)	The principal amounts are disclosed in local currency and fair value is disclosed in U.S. Dollars.

See accompanying notes to consolidated financial statements.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Consolidated Schedule of Investments, continued

June 30, 2013

(Unaudited)

Futures Contracts Purchased:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
ASX SPI 200 Index	September 2013	6	$654,046	$9,327
CAC 40 10 Euro	July 2013	15	729,072	(15,302)
Cocoa(a)	September 2013	71	1,536,440	(130,625)
E-Mini S&P 500	September 2013	11	879,615	(17,408)
E-Mini S&P Midcap 400	September 2013	7	810,530	(11,477)
FTSE 100 Index	September 2013	9	843,284	(14,737)
FTSE/JSE Top 40 Index	September 2013	39	1,374,577	(29,569)
FTSE/MIB Index	September 2013	5	496,590	(24,870)
Gasoline RBOB(a)	August 2013	1	114,055	(3,990)
German Stock Index	September 2013	3	777,634	(17,712)
Hang Seng Index	July 2013	2	267,271	12,601
Heating Oil(a)	August 2013	1	120,070	(204)
IBEX 35 Index	July 2013	2	199,623	(8,628)
ICE Brent Crude(a)	August 2013	1	101,720	(669)
MSCI Taiwan Stock Index	July 2013	49	1,369,550	49,464
Natural Gas(a)	July 2013	21	748,650	(85,807)
OMXS30 Index	July 2013	55	944,024	(29,774)
Russell 2000 Mini Index	September 2013	8	779,760	(9,021)
S&P/Toronto Stock Exchange 60 Index	September 2013	4	527,145	(5,665)
SGX S&P CNX Nifty Index	July 2013	27	314,658	12,446
Soybean(a)	November 2013	13	813,800	(32,990)
Tokyo Price Index	September 2013	4	456,232	23,357
Wheat(a)	September 2013	24	789,300	(61,919)

			$15,647,646	$(393,172)

See accompanying notes to consolidated financial statements.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Consolidated Schedule of Investments, continued

June 30, 2013

(Unaudited)

Futures Contracts Sold:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
10 Year Australia Commonwealth Treasury Bond	September 2013	15	$1,623,664	$49,721
10-Year Japan Government Bond	September 2013	1	1,439,088	(149)
CBOE Volatility Index (VIX)	July 2013	24	433,200	(7,372)
Coffee “C”(a)	September 2013	21	948,150	74,283
Copper(a)	September 2013	14	1,070,125	99,008
Corn(a)	September 2013	4	109,450	6,086
Cotton No. 2(a)	December 2013	2	84,010	870
Gold 100 Oz(a)	August 2013	6	734,220	143,443
Hang Seng China Enterprises Index	July 2013	8	476,753	(20,545)
ICE Gas Oil(a)	August 2013	6	526,350	(8,864)
Lean Hogs(a)	August 2013	47	1,832,061	(44,897)
Live Cattle(a)	September 2013	68	3,319,081	(33,462)
Silver(a)	September 2013	12	1,168,200	192,184
Sugar #11(a)	October 2013	81	1,534,982	(26,470)

			$15,299,334	$423,836

Swap Agreements:

Underlying Instrument	Counterparty	Maturity Date	Notional Value	Unrealized Gain (Loss)
GS-Strangle Index	Goldman Sachs International	9/5/2013	$16,027,879	$—
Salient DB Index(a)(b)	Deutsche Bank AG	12/18/2017	958,605	(959,287)

(a)	These investments are held by Salient Alternative Strategies Offshore Fund, Ltd. (the “Subsidiary”).
(b)

This is a proprietary index linked to the performance of certain transactions, primarily over the counter foreign exchange and currency option transactions, undertaken by a number of segregated portfolios.

See accompanying notes to consolidated financial statements.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Consolidated Statement of Operations

Six Months Ended June 30, 2013

(Unaudited)

Investment income:
Dividend income	$105,286
Interest income	50,076

Total investment income	155,362

Expenses:
Investment Management Fees	328,494
Administration fees	63,208
Custodian fees	106,593
Interest expense	199,721
Legal fees	140,709
Professional fees	76,285
Trustees fees	60,000
Other expenses	21,827

Total expenses	996,837

Net investment loss	(841,475)

Net realized and unrealized gains (losses) from investments:
Net realized gains from investments and foreign currency translations	2,316,532
Net realized gains from futures contracts	578,154
Net realized gains from swap agreements	312,077
Change in unrealized appreciation/depreciation from investments	(2,014,655)

Net realized and unrealized gains from investments	1,192,108

Net increase in net assets resulting from operations	$350,633

See accompanying notes to consolidated financial statements.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Consolidated Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Net assets, beginning of period	$91,295,082	$125,916,374
Net increase (decrease) in net assets resulting from operations:
Net investment loss	(841,475)	(1,391,604)
Net realized gains from investments	3,206,763	1,869,764
Change in unrealized appreciation/depreciation from investments	(2,014,655)	8,400,729

Net increase (decrease) in net assets resulting from operations	350,633	8,878,889

Distributions	—	(5,895,439)

Change in net assets from distributions	—	(5,895,439)

Capital Transactions:
Subscriptions	879,375	5,430,389
Proceeds from reinvestment of dividends	—	5,782,331
Redemptions	(18,495,332)	(48,817,462)

Change in net assets from capital transactions	(17,615,957)	(37,604,742)

Net assets, end of period	$74,029,758	$91,295,082

Accumulated net investment loss	$(6,525,901)	$(5,684,426)

Share Transactions:
Issued	895	5,511
Reinvested	—	5,896
Redeemed	(18,757)	(49,434)

Change in shares	(17,862)	(38,027)

See accompanying notes to consolidated financial statements.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Consolidated Statement of Cash Flows

Six Months Ended June 30, 2013

(Unaudited)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$350,633
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(25,989,097)
Proceeds from disposition of investments	52,256,653
Net realized gains from investments	(2,373,829)
Change in unrealized appreciation/depreciation from investments	1,708,805
Change in unrealized appreciation/depreciation from swap agreements	870,010
Accretion of discount	(5,821)
Change in operating assets and liabilities:
Deposits with brokers for futures contracts	(2,035,448)
Deposits with brokers for swap agreements	3,500
Segregated cash collateral held at custodian	(2,170,000)
Foreign currency, at fair value	(32,635)
Receivable from investments sold	2,759,804
Dividends and interest receivable	952
Receivable from broker for swap agreement	(663)
Variation margin on future contracts	(153,230)
Prepaids and other assets	(4,928)
Investment Management Fees payable	(55,731)
Administration fees payable	(20,760)
Interest expense payable	68,944
Accounts payable and accrued expenses	43,220

Net cash provided by operating activities	25,220,379

Cash flows from financing activities:
Subscriptions	352,850
Redemptions	(33,724,425)
Distributions	(100,000)
Repayments on line of credit	(12,094,686)

Net cash used in financing activities	(45,566,261)

Net change in cash and cash equivalents	(20,345,882)
Cash and cash equivalents at beginning of period	32,435,843

Cash and cash equivalents at end of period	$12,089,961

Supplemental schedule of cash activity:
Cash paid for interest	$130,777

See accompanying notes to consolidated financial statements.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements

June 30, 2013

(Unaudited)

(1) ORGANIZATION

Salient Alternative Strategies Master Fund (the “Master Fund”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), commenced operations on February 1, 2010, as a non-diversified, closed-end management investment company. The Master Fund is the master fund in a master-feeder structure in which there are currently two feeder funds. The Master Fund has authorized an unlimited number of common shares of beneficial interest (“Common Shares”) and has issued 75,241 Common Shares, which may be issued in more than one class or series.

The Master Fund’s investment objective is to generate returns that are marked by relatively moderate volatility as measured by annualized standard deviation and relatively low correlation to equity and other “risk” markets. The Master Fund pursues its investment objective by investing its assets across a variety of investment funds (the “Investment Funds”), individual securities, swaps, futures and/or other derivatives. The Investment Funds are managed by a carefully selected group of investment managers identified by the Adviser, as hereinafter defined. The various styles and strategies employed by the Investment Funds and supplemented by the Master Fund’s direct investments serve to achieve a portfolio that is broadly allocated.

The board of trustees (each member thereof a “Trustee” and collectively the “Board”) is authorized to engage an investment adviser, and pursuant to an investment management agreement (the “Investment Management Agreement”), it has selected Salient Advisors, L.P. (the “Adviser”) to manage the Master Fund’s portfolio and operations. The Adviser is a Texas limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and is registered with the Commodity Futures Trading Commission (the “CFTC”) as a commodity pool operator and commodity trading advisor, and is a member of the National Futures Association. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

The Master Fund may invest up to 25% of its total assets in Salient Alternative Strategies Offshore Fund, Ltd. (the “Subsidiary”). The Subsidiary, which is wholly-owned by the Master Fund, and therefore consolidated in the Master Fund’s consolidated financial statements, is organized under the laws of the Cayman Islands. The Subsidiary was formed on June 12, 2012, and has been consolidated since its formation. The Master Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax law requirements applicable to regulated investment companies (“RIC”). Where the context requires, the “Master Fund” includes both the Master Fund and the Subsidiary.

Under the Master Fund’s organizational documents, the Master Fund’s Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, management expects that risk of loss to be remote.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2013

(Unaudited)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

The consolidated financial statements include the accounts of the Master Fund and the Subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

(b) CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) PORTFOLIO SECURITIES TRANSACTIONS

The Master Fund records investment transactions on a trade-date basis.

Investments that are held by the Master Fund are marked to fair value at the date of the consolidated financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Consolidated Statement of Operations.

Realized gains or losses on the disposition of investments are accounted for based on the first in first out (“FIFO”) method.

(d) VALUATION OF INVESTMENTS

The valuation of the Master Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the Master Fund’s independent administrator (the “Independent Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The function of the Adviser Valuation Committee, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Independent Administrator.

The Master Fund is not able to obtain complete underlying investment holding details on each of the Investment Funds in order to determine if the Master Fund’s proportional, aggregated, indirect share of any investments held by the Investment Funds exceeds 5% of net assets of the Master Fund as of June 30, 2013.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2013

(Unaudited)

Investments currently held by the Master Fund are valued as follows:

•

INVESTMENT FUNDS—Investments in Investment Funds are carried at fair value, using the net asset value (the “NAV”) as a practical expedient, as provided to the Independent Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value shares at NAV as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. Because of the inherent uncertainty of valuation, fair value may differ significantly from the value that would have been used had readily available markets for the investments in Investment Funds existed. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds. Investment Funds are typically categorized as Level 2 or 3 in the fair value hierarchy based upon liquidity.

•

SECURITIES LISTED ON A SECURITIES EXCHANGE OR OVER-THE-COUNTER EXCHANGES—In general, the Master Fund values these securities at their last sales price on the exchange or over-the-counter market on the valuation date. If the security is listed on more than one exchange, the Master Fund uses the price from the exchange that it considers to be the principal exchange on which the security is traded. If there have been no sales for that day on the exchange where the security is principally traded, then the price of the security will be valued at the mean between the closing “bid” and “ask” prices on the valuation date. In these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on a foreign securities exchange will generally be valued at their closing prices on the exchange where such securities are primarily traded, and translated into U.S. dollars at the current exchange rate. If an event occurred between the close of the foreign exchange and the valuation date of the Master Fund’s NAV that would materially affect the value of the security and the NAV of the Master Fund, the value of such security and the NAV of the Master Fund will be adjusted to reflect the change in the estimated value of the security.

•

DERIVATIVES—Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Board. Exchange traded futures contracts are valued using quoted final settlement prices from the national exchange on which they are principally traded and are typically categorized as Level 1 in the fair value hierarchy. Options that are listed on a securities exchange are valued at the closing “bid” and “ask” prices for such options on the date of determination and are typically categorized as Level 2 in the fair value hierarchy. If no such bid or ask price is reported, the positions shall be valued at the last sales price on the valuation day. If no such sales price is reported by such exchange on the valuation date, the Adviser Valuation Committee in conjunction with the Independent Administrator will determine the fair value of such options in good faith using information that is available at such time. Such fair valued options are typically categorized as Level 2 in the fair value hierarchy. Non exchange-traded derivatives, such as swap agreements are valued based on procedures approved by the Board and are typically categorized as Level 2 in the fair

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2013

(Unaudited)

value hierarchy. Equity swap agreements are valued at their last sale price on the over-the-counter market on the valuation date. If no such price is reported by such exchange or over-the-counter market on the valuation date, the Adviser Valuation Committee will determine the fair value in good faith using information that is available at such time. Such fair valued investments are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

•

OTHER—Investments in open-end registered investment companies (“RICs”) that do not trade on an exchange are valued at the end of day NAV per share and are categorized as Level 1 in the fair value hierarchy. Where no value is readily available from a RIC or other security, or where a value supplied by a RIC is deemed not to be indicative of the RICs value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Independent Administrator or the Adviser, will determine, in good faith, the fair value of the RIC or other security. Such fair valued investments are typically categorized as Level 1 or Level 2 in the fair value hierarchy, based upon the inputs used to value the investments.

Fixed-income securities are valued according to prices as furnished by an independent pricing service or broker/dealer quotes and are typically categorized as Level 2 in the fair value hierarchy. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates market value and are typically categorized as Level 2 in the fair value hierarchy.

•

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. Securities for which independent pricing services are not available are valued pursuant to the fair valuation procedures approved by the Board and are typically categorized as Level 3 in the fair value hierarchy.

(e) FOREIGN CURRENCY

The accounting records of the Master Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollar amounts at current exchange rates on the date of valuation. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions.

(f) DERIVATIVE INSTRUMENTS

All open derivative positions at period-end are reflected in the Master Fund’s Consolidated Schedule of Investments. In addition to the derivatives held by the Master Fund, the Investment Funds may have directly engaged in derivative transactions during the period. The following is a description of the derivative instruments that the Master Fund utilizes as part of an asset overlay strategy to create investment exposure consistent with the Master Fund’s investment objectives, including the primary underlying risk exposures related to each instrument type.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2013

(Unaudited)

FUTURES CONTRACTS—The Master Fund invests in futures contracts to gain exposure to, or hedge against, changes in the value of equities, commodities, interest rates or foreign markets. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Master Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). In general, payments are made by the Master Fund to the broker if total equity falls below the initial margin when marked to the closing price at the end of each day. The underlying securities are not physically delivered. The Master Fund recognizes a gain or loss equal to the daily fluctuations in the value of the underlying security. Should market conditions move unexpectedly, the Master Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves, to varying degrees, elements of market risk (generally equity price risk related to stock index or equity futures contracts, interest rate risk related to bond futures contracts, and commodity price risk related to commodity futures contracts) and exposure to loss. The face or contract amounts reflect the extent of the total exposure the Master Fund has in the particular classes of instruments. Among other risks, the use of futures contracts may cause the Master Fund to have imperfect correlation due to differences between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the Master Fund since the futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures against default.

SWAP AGREEMENTS—The Master Fund invests in swap agreements to replicate the performance of a particular Investment Fund or to adjust or hedge market or risk exposure. As of period end, the Master Fund is invested in equity and proprietary index swaps. Swap agreements are two-party contracts entered into for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specified assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular non-U.S. currency, or in a “basket” of securities representing a particular index. The Master Fund typically enters into swap agreements on a net basis, paying or receiving the net amount of the two returns exchanged. Swap agreements do not involve the physical delivery of assets, thereby limiting the risk of loss to the Master Fund to the net amount of payments it is contractually obligated to make. The Master Fund remains subject to credit risk with respect to the net amount expected to be received from the other party. However, the Master Fund seeks to minimize this risk by generally requiring collateral, in the form of cash, to be held in a broker segregated account for swap agreements. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary securities transactions. The use of swap agreements involves, to varying degrees, elements of market risk, equity risk and counterparty risk.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2013

(Unaudited)

The following is a summary of the fair value of derivative instruments held directly by the Master Fund as of June 30, 2013. These derivatives are presented in the Consolidated Schedule of Investments.

	Assets	Liabilities
	Unrealized Appreciation on Futures Contracts	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Futures Contracts
Equity Risk Exposure:
Futures Contracts*	$107,195	$—	$212,080
Commodity Risk Exposure:
Futures Contracts*	515,874	—	429,897
Interest Rate Risk Exposure:
Futures Contracts*	49,721	—	149
Foreign Exchange Rate Risk Exposure:
Swap Agreements	—	959,287	—

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Consolidated Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Consolidated Statement of Operations for the period ended June 30, 2013:

	Net Realized Gain (Loss) from Derivatives	Change in Unrealized Appreciation/ Depreciation from Derivatives
Equity Risk Exposure:
Futures Contracts	$204,507	$436,080
Swap Agreements	315,565	—
Commodity Risk Exposure:
Futures Contracts	831,325	85,977
Interest Rate Risk Exposure:
Futures Contracts	(457,678)	49,572
Foreign Exchange Rate Risk Exposure:
Swap Agreements	(3,488)	(870,010)

Effective January 1, 2013 the Master Fund adopted Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”), which was subsequently clarified by ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”) which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity’s financial statements to understand the effect of those arrangements on its financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2013

(Unaudited)

derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. The guidance in ASU 2013-01 and ASU 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013, with retrospective disclosure required for comparative periods presented.

The following table provides additional disclosures regarding the offsetting of derivative liabilities presented in the Consolidated Statement of Asset and Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities^	Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Pledged
Swap Agreements
Master Fund	$—	$—	$—	$—	$—	$—
Subsidiary	959,287	—	959,287	—	959,287	—

Total swap agreements	$959,287	$—	$959,287	$—	$959,287	$—

^	Amounts for swap agreements are reflected on the Consolidated Statements of Assets and Liabilities as Unrealized Loss on Swap Agreements.

Volume of Derivative Activity

The following is a summary of the average monthly notional value of futures contracts purchased and sold, and swap agreements in the Master Fund for the period ended June 30, 2013, as well as the notional amount of futures contracts and swap agreements outstanding as of June 30, 2013:

	Average Monthly Notional Amount	Notional Amount Outstanding at June 30, 2013
Futures contracts purchased	$29,050,373	$15,647,646
Futures contracts sold	21,061,867	15,299,334
Swap agreements	22,861,990	16,027,879

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2013

(Unaudited)

(g) INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

(h) FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Fund bears all expenses incurred in its business including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund’s account; interest expenses and loan fees; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Fund’s NAV; research expenses; costs of insurance; registration expenses; offering costs; transfer taxes and taxes withheld on non-U.S. dividends; and other types of expenses as may be approved from time to time by the Adviser. Offering costs are amortized over a twelve-month period or less from the date they are incurred. Organization costs, if any, are expensed as incurred.

(i) INCOME TAXES

The Master Fund intends to continue to qualify as a RIC by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes. When investing in Investment Funds, the Master Fund generally invests its assets in foreign corporations that are classified as passive foreign investment companies (“PFICs”). Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities. As of December 31, 2012, the Master Fund obtained automatic Internal Revenue Service approval to change its tax year end to December 31.

For the current open tax year and for all major jurisdictions, management of the Master Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Master Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Master Fund would be recorded as a tax benefit or expense in the current period. For the period ended June 30, 2013, the Master Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes) are subject to examination by tax authorities.

The Subsidiary is an exempted Cayman investment company for tax purposes. The Subsidiary has made an application to the Governor-in-Council of the Cayman Islands for, and has received, an undertaking exempting it from all local income, profits and capital gains taxes for a period of 20 years from June 26, 2012. Currently, no such taxes are levied in the Cayman Islands.

The Subsidiary is a Controlled Foreign Corporation (“CFC”) for U.S. income tax purposes, and is therefore not subject to U.S. income tax. However, as a wholly-owned CFC, the Subsidiary’s net income and capital gains, to the extent of its earnings and profits, are consolidated into the Master Fund’s investment company taxable income.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2013

(Unaudited)

The Master Fund’s tax cost as of June 30, 2013, was $74,150,997 resulting in accumulated net unrealized depreciation of $(2,789,026) consisting of $7,433,135 in gross unrealized appreciation and $(10,222,161) in gross unrealized depreciation.

As of the latest tax years ended in 2012, the following reclassifications have been made to increase (decrease) such accounts in the Master Fund with offsetting adjustments as indicated:

	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)	Paid-in-Capital
December 31, 2012	$2,248,975	$(2,248,975)	$—
October 31, 2012	2,171,905	(2,171,905)	—

The tax character of dividends paid to shareholders during the applicable tax years ended in 2012 was as follows:

	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
December 31, 2012	$5,792,106	$—	$5,792,106	$—	$5,792,106
October 31, 2012	2,380,824	—	2,380,824	—	2,380,824

As of the applicable tax years ended in 2012, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Captial Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)(1)	Total Accumulated Earnings (Deficit)
December 31,2012	$2,883,025	$—	$(5,455,739)	$(1,019,659)	$(3,592,373)
October 31, 2012	5,792,106	—	(6,843,545)	(252,019)	(1,303,458)

(1)

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies.

As of December 31, 2012, the Master Fund had net capital loss carryforwards (“CLCFs”) as summarized in the tables below.

CLCFs subject to expiration:

Amount	Expires
$1,141,078	2018
2,010,908	2019

CLCFs not subject to expiration:

Short-term Amount	Long-term Amount	Total
$—	$2,303,753	$2,303,753

These amounts will be available to offset future taxable capital gains. It is the Board’s intent that the Master Fund will not distribute any realized gain distributions until the carryforwards have been offset or expire. Under the Regulated Investment Company Modernization Act of 2010, the Master Fund is permitted to carry forward capital

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2013

(Unaudited)

losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Under current tax law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “qualified late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. The Master Fund had deferred losses, which will be treated as arising on the first day of the following tax year ends:

	Post-October Capital Loss Deferred	Qualified Late Year Ordinary Loss Deferred
December 31, 2013	$—	$—
December 31, 2012	—	566,721

(j) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Distributions will be paid annually on Common Shares in amounts representing substantially all of the net investment income and net capital gains, if any, earned each year. Each shareholder will automatically be a participant under the Master Fund’s Dividend Reinvestment Plan (the “DRP”) and have all income dividends and/or capital gains distributions automatically reinvested in additional Common Shares. Election not to participate in the DRP and to receive all income dividends and/or capital gain distributions, if any, in cash may be made by notice to the Master Fund.

Common Shares are issued pursuant to the DRP at the Master Fund’s NAV determined on the next valuation date following the ex-dividend date (the last date of a dividend period in which an investor can purchase Common Shares and still be entitled to receive the dividend).

(k) USE OF ESTIMATES

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences may be significant.

(3) FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—unadjusted quoted prices in active markets for identical assets

•	Level 2—investments with other significant observable inputs or investments that can be fully redeemed at the NAV in the “near term”

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2013

(Unaudited)

•

Level 3—investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the NAV in the “near term”; these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or lock-up periods greater than quarterly (or monthly for underlying investments where the Master Fund owns more than 25% of the Investment Fund’s total net assets)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary categorization as of June 30, 2013, of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1		LEVEL 2		LEVEL 3	Total
	Investments	Other Financial Instruments^	Investments	Other Financial Instruments^	Investments	Investments	Other Financial Instruments^
Investment Funds
Passive Foreign Investment Companies
Event Driven	$—	$—	$—	$—	$78,085	$78,085	$—
Top Down Alpha	—	—	15,302,257	—	9,599,866	24,902,123	—
Bottom Up Alpha	—	—	11,222,177	—	18,444,581	29,666,758	—
Investment Securities
Registered Investment Companies
Money Market Funds	11,592,556	—	—	—	—	11,592,556	—
Tactical Credit	2,972,860	—	—	—	—	2,972,860	—
Asset-backed Securities	—	—	—	—	1,090,606	1,090,606	—
Sovereign Bonds	—	—	1,058,983	—	—	1,058,983	—
Derivative Instruments
Futures Contracts	—	30,664	—	—	—	—	30,664
Swap Agreements	—	—	—	(959,287)	—	—	(959,287)

Total	$14,565,416	$30,664	$27,583,417	$(959,287)	$29,213,138	$71,361,971	$(928,623)

^

Other financial instruments include any derivative instruments not reflected in the Consolidated Schedule of Investments as Investments, such as futures contracts and swap agreements. These financial instruments are generally recorded in the consolidated financial statements at the unrealized gain or loss on the financial instrument.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2013

(Unaudited)

The categorization of investments amongst Levels 1 through 3 does not reflect the fact that many of the underlying investments held by the Investment Funds included in Level 3, if owned directly by the Master Fund, may be classified as Level 1 investments.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurements for investments held as of June 30, 2013:

	Fair Value as of June 30, 2013	Valuation Technique	Liquidity of Investments	Adjustments To NAV**
Investments
Investment Funds
Passive Foreign Investment Companies
Event Driven	$78,085	NAV as Practical Expedient*	Quarterly or Greater	None
Top Down Alpha	9,599,866	NAV as Practical Expedient*	Monthly or Greater	None
Bottom Up Alpha	18,444,581	NAV as Practical Expedient*	Quarterly or Greater	None
Investment Securities
Asset-backed securities	1,090,606	Third party valuation model*	N/A	N/A

Total Investments	$29,213,138

*	Unobservable valuation input.

**

Amounts represent adjustments, if any, made to NAV provided by the investment manager or administrator of the Investment Funds. Adjustments to the practical expedient NAV may be made under certain circumstances including, but not limited to, the following: the practical expedient NAV received is not as of the Master Fund’s measurement date; it is probable that the Investment Fund will be sold at a value significantly different than the reported expedient NAV; it is determined by the Board Valuation Committee that the Investment Fund is not being valued at fair value by the Investment Fund manager.

The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. Transfers that occurred between Levels 2 and 3 as of June 30, 2013, based on levels assigned to investments on December 31, 2012, are included in the table below. Transfers between Levels 2 and 3 in the fair value hierarchy generally relate to changes in liquidity provisions of the Investment Funds.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2013

(Unaudited)

The following is a reconciliation of Level 3 investments based on the inputs used to determine fair value:

	Investments
	Balance as of December 31, 2012	Transfers In (Out)	Gross Purchases	Gross Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Balance as of June 30, 2013
Passive Foreign Investment Companies
Event Driven	$79,014	$—	$—	$(10,129)	$960	$8,240	$78,085
Top Down Alpha	10,977,250	—	—	(1,287,134)	413,812	(504,062)	9,599,866
Bottom Up Alpha	13,568,799	8,121,906	—	(3,888,292)	803,240	(161,072)	18,444,581
Investments in Securities
Asset-backed Securities	—	1,090,606					1,090,606

Total Investments	$24,625,063	$9,212,512	$—	$(5,185,555)	$1,218,012	$(656,894)	$29,213,138

The net realized gain (loss) and change in unrealized appreciation/depreciation in the table above are reflected in the accompanying Consolidated Statement of Operations. The change in unrealized appreciation/depreciation from Level 3 investments held at June 30, 2013 is $(469,158).

The Master Fund is permitted to invest in alternative investments that may not have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the Master Fund uses the NAV reported by the Investment Fund as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the reported NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the security and the NAV of the Master Fund as of the valuation date.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2013

(Unaudited)

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. The Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually after a maximum of a two year lock-up period from the date of the initial investment or an additional investment. A listing of the investments held by the Master Fund and their attributes as of June 30, 2013, that may qualify for this valuation approach is shown in the table below.

Investment Category	Investment Strategy	Fair Value (in 000s)	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Event Driven(a)	Seek to profit from companies expecting to face major corporate events.	$78	Quarterly	65	None
Top Down Alpha(b)	Designed to deliver positive returns from investments that attempt to extract excess return from certain markets or sub-markets.	24,902	Monthly - Quarterly	<90	None
Bottom Up Alph(c)	Invest simultaneously in long and short positions across various asset classes.	29,667	Monthly - Quarterly	30-90	None
		$54,647

*

The information summarized in the table above represents the general terms for a majority of the investments in Investment Funds within the specified investment category. Individual Investment Funds may have terms that are different than the general terms indicated for the investment category as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and/or waive such terms.

(a)

This category includes Investment Funds that invest in securities of companies that are facing a major corporate event. Investments in this category include common and preferred equities as well as debt of companies where the managers expect certain events to occur including mergers, acquisitions, restructurings, spin-offs or significant litigation.

(b)

This category includes Investment Funds that utilize strategies that attempt to extract excess return from certain markets or sub-markets. Investments in this category may include futures contracts, domestic and foreign equity securities, and commodities.

(c)

This category includes Investment Funds that invest in an identified security or group of securities that are undervalued or overvalued relative to another security or security group. Investments under this category may include derivatives, commodities, fixed income securities, and long and short equity strategies.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2013

(Unaudited)

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for all investments in other Investment Funds constituting greater than 5% of net assets as of June 30, 2013:

Passive Foreign Investment Companies:	Fair Value as % of Net Assets	Redemption Frequency	Redemption Restrictions and Terms
Alphabet Offshore Fund, Ltd.	6.23%	Quarterly	None
Blue Mountain Credit Alternatives Fund, Ltd.	7.16%	Quarterly	25% per Quarter
BTG Pactual Global Emerging Markets, Ltd.	7.33%	Quarterly	None
D.E. Shaw Heliant International Fund, L.P.	12.97%	Monthly	8.33% per Month
Hudson Bay Overseas Fund, Ltd.	6.47%	Quarterly	None
Kepos Alpha Fund Ltd.	6.08%	Quarterly	0-1 year; 4% early redemption fee
Millenium International, Ltd.	6.62%	Quarterly	25% per Quarter
MKP Opportunity Offshore, Ltd.	6.48%	Monthly	None
Saba Capital Offshore Fund, Ltd.	10.97%	Quarterly	0-1 year lock-up period

(4) SHAREHOLDERS ACCOUNTS

(a) ISSUANCE OF COMMON SHARES

Upon receipt from an eligible investor of an initial or additional application for Common Shares, which will generally be accepted as of the first business day of each month, the Master Fund will issue new Common Shares. The Common Shares have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. The Master Fund issues Common Shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Common Shares, and none is expected to develop. The Master Fund is not required, and does not intend, to hold annual meetings of its shareholders. The Common Shares are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Master Fund’s Declaration of Trust.

The Master Fund reserves the right to reject any applications for Common Shares.

(b) REPURCHASE OF COMMON SHARES

A shareholder will not be eligible to have the Master Fund repurchase all or any portion of its Common Shares at the shareholder’s discretion at any time. The Adviser expects that it will recommend to the Board that the Master Fund offer to repurchase Common Shares each calendar quarter, pursuant to written tenders by shareholders. However, the Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount of Common Shares, if any, that will be purchased in any tender offer that it does approve. In the event Common Shares are repurchased, there will be a substantial period of time between the date as of which shareholders must accept the Master Fund’s offer to repurchase their Common Shares and the date they can expect to receive payment for their Common Shares from the Master Fund.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2013

(Unaudited)

(5) INVESTMENTS IN PORTFOLIO SECURITIES

(a) INVESTMENT ACTIVITY

As of June 30, 2013, the Master Fund held investments in Investment Funds, securities and derivatives.

For the period ended June 30, 2013, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were $5,000,000 and $21,345,216, respectively.

(b) INVESTMENT FUND LIQUIDITY

Certain Investment Funds in which the Master Fund invests have restrictions on liquidity which may result in limitations or restrictions on redemptions including, but not limited to, early redemption fees. The Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually after a maximum of a two year lock-up period from the date of the initial or additional investment. Investment Funds may, depending on the Investment Fund’s governing documents, have the ability to deny or delay a redemption request.

(6) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of its investment in such Investment Funds. In addition, by investing directly in derivative instruments, the Master Fund is subject to credit risk with respect to the net amount expected to be received from the other party. The Master Fund may be negatively impacted if the other party defaults or fails to perform its obligations under such agreement.

(7) DUE FROM BROKERS

The Master Fund conducts business with brokers for its investment activities. The clearing and depository operations for the investment activities are performed pursuant to agreements with the brokers. The Master Fund is subject to credit risk to the extent any broker with whom the Master Fund conducts business is unable to deliver cash balances or securities, or clear security transactions on the Master Fund’s behalf. The Master Fund monitors the financial condition of the brokers with which the Master Fund conducts business and believes the likelihood of loss under the aforementioned circumstances is remote.

(8) ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund pays the Independent Administrator a monthly administration fee based on the month end, aggregate, net asset value of the Master Fund and its feeder funds (each a “Fund” and collectively, the “Funds”) (net of any Fund’s net asset value invested in another Fund) (the “Fund’s NAV”). The Master Fund pays its pro rata share of total administration fees based on its proportionate net asset value to the aggregate net asset value of all Funds. The Funds are charged, on an annual basis, 6 basis points on the Fund’s NAV of up to $2 billion, 5 basis points on the Fund’s NAV between the amounts of $2 billion and $5 billion, 2 basis points on the Fund’s NAV between the amounts of $5 billion and $15 billion and 1.25 basis points on the Fund’s NAV over $15 billion. The minimum annual fee is $125,000. The Independent Administrator also provides the Master Fund with legal, compliance, transfer agency, and other investor related services at an additional cost.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2013

(Unaudited)

(9) RELATED PARTY TRANSACTIONS

In consideration of the advisory and other services provided by the Adviser to the Master Fund, the Master Fund pays the Adviser an investment management fee (the “Investment Management Fee”), calculated and accrued monthly, and payable quarterly in arrears, equal to 0.0625% (0.75% annually) of the Master Fund’s net asset value determined at the end of each month. For the period ended June 30, 2013, the Master Fund incurred $328,494 in Investment Management Fees.

(10) INDEBTEDNESS OF THE FUND

As a fundamental policy, the Master Fund may borrow money or issue any senior security, to the extent permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time for the purpose of making investments, funding repurchases of Master Fund Common Shares, and for other working capital and general Master Fund purposes.

For purposes of the Master Fund’s investment restrictions and certain investment limitations under the 1940 Act, including for example, the Master Fund’s leverage limitations, the Master Fund will not “look through” Investment Funds in which the Master Fund invests. Investment Funds may also use leverage, whether through borrowings, futures, or other derivative products and are not subject to the Master Fund’s investment restrictions. However, such borrowings by Investment Funds are without recourse to the Master Fund and the Master Fund’s risk of loss is limited to its investment in such Investment Funds. The Master Fund may be required to pledge assets when borrowing, which in the event of an uncured default, could affect the Master Fund’s operations, including preventing the Master Fund from conducting a repurchase of its shares. In addition, the terms of any borrowing may impose certain investment restrictions on the Master Fund. The rights of any lenders to the Master Fund to receive payments of interest or repayments of principal will be senior to those of the shareholders, and the terms of any borrowings may contain provisions that limit certain activities of the Master Fund.

The Master Fund maintains a line of credit agreement (the “Loan Agreement”) with Deutsche Bank Aktiengesellschaft which provides a $25,000,000 credit facility, with available borrowing capacity subject to collateral allocation ratios as defined in the Loan Agreement. Borrowings under the Loan Agreement are secured by the Master Fund’s investments. The Loan Agreement provides for interest accruing on any borrowed amounts at the three-month London Interbank Offered Rate plus a spread of 1.75% per annum, payable quarterly in arrears. The average amount of borrowings during the period ended June 30, 2013 was $22,699,701. The weighted average interest rate paid on the line of credit on borrowings during the period ended June 30, 2013 was 2.04%. The asset coverage ratio per unit, per one thousand dollars of indebtedness, is $4,431. The current credit facility agreement expires on September 28, 2016.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2013

(Unaudited)

(11) FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Consolidated) (Unaudited)	Year Ended December 31, 2012 (Consolidated)	Year Ended December 31, 2011	For the period from February 1, 2010 through December 31, 2010[1]
Per share operating performance:
Net asset value, beginning of period	$980.58	$960.24	$997.18	$1,000.00
Income (loss) from operations:
Net investment loss	(9.87)[2]	(11.96)[2]	(7.39)[2]	(12.51)
Net realized and unrealized gain (loss) from investments	13.19 [2]	95.62 [2]	(13.60)[2]	24.16

Net increase (decrease) resulting from operations	3.32	83.66	(20.99)	11.65
Distributions	—	(63.32)	(15.95)	(14.47)

Total	3.32	20.34	(36.94)	(2.82)

Net asset value, end of period	$983.90	$980.58	$960.24	$997.18

Net investment loss to average net assets[3]	(1.99)%	(1.20)%	(0.74)%	(1.32)%

Total operating expenses to average net assets[3,4]	2.36%	1.72%	1.42%	1.42%

Portfolio turnover[5]	7.38%	11.65%[6]	54.92%	57.50%

Total return[7]	0.34%	8.71%	(2.11)%	1.16%

Net assets, end of period (000s)	$74,030	$91,295	$125,916	$99,974

Asset coverage per $1,000 unit of senior indebtedness[8]	$4,431	$3,711
Short-term borrowings, end of period (000s)	$21,578	$33,672

1	The Master Fund commenced operations on February 1, 2010.
2	Amounts disclosed are calculated using average shares.
3	Ratios are calculated by dividing the indicated amount by average net assets measured at the end of each month during the period. Ratios have been annualized for periods less than twelve months.
4	Expense ratios do not include expenses of the acquired funds that are paid indirectly by the Master Fund as a result of its ownership of the Investment Funds.
5	The portfolio turnover rate is not annualized for periods less than twelve months.
6	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategy that includes investing in short-term derivative instruments.
7	Total return is calculated for the shareholders taken as a whole. Total return is not annualized for periods less than twelve months.
8

Asset coverage is calculated by subtracting the Master Fund’s total liabilities (not including borrowings) from the Master Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2013

(Unaudited)

(12) SUBSEQUENT EVENTS

The Master Fund accepts initial or additional applications for Common Shares generally as of the first business day of each month. There were no investor subscriptions for Common Shares for July 2013.

On August 13, 2013, the Commodities Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting Securities and Exchange Commission (the “SEC”) and CFTC disclosure, reporting and recordkeeping requirements for registered investment companies that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

Previously, in November 2012, the CFTC issued relief for fund of fund operators, including advisers to registered investment companies, that may otherwise be required to register with the CFTC as commodity pool operators but do not have access to information from the investment funds in which they are invested in order to determine whether such registration is required. This relief delayed the registration date for such operators until the later of June 30, 2013 or six months from the date the CFTC issues revised guidance on the application of certain thresholds with respect to investments in commodities held by funds of funds. In December 2012, the Master Fund filed as required with the CFTC in order to claim this no-action relief, which was effective upon receipt of the filing. Although the CFTC now has adopted harmonization rules applicable to investment companies that are deemed to be commodity pools, the CFTC has not yet issued guidance on how fund of funds are to determine whether they are deemed to be commodity pools. As of August 13, 2013, the Master Fund is not considered a commodity pool and continues to rely on the fund of fund no-action relief.

Based on the net assets of the Master Fund, the Adviser recommended to the Board that a tender offer in an amount up to $7.9 million be made for the quarter ending September 30, 2013 to those shareholders who elect to tender their Common Shares prior to the expiration of the tender offer period. The Board approved such recommendation and shareholders in the Master Fund were notified of a tender offer with an August 21, 2013 expiration date (“Expiration Date”). The amount tendered by those electing to tender their Shares as of the Expiration Date was approximately $16.2 million of the Master Fund. The Adviser anticipates that if necessary, it will seek Board approval to meet the full tender amount. The final amount that is accepted by the Master Fund will be included in the next report to shareholders.

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the consolidated financial statements were issued. Based on this evaluation, no adjustments were required to the consolidated financial statements as of June 30, 2013.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Supplemental Information

June 30, 2013

(Unaudited)

Trustees and Officers

The Master Fund’s operations are managed under the direction and oversight of the Board. Each Trustee serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Master Fund who are responsible for the Master Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Trustees

The Master Fund and Salient Alternative Strategies I Fund together pay each of the Trustees who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Trustees”) an annual retainer of $20,000, which is paid in quarterly installments, and such compensation shall encompass attendance and participation at all Board meetings, and any Committee meetings thereof, including telephonic meetings. In the interest of retaining Independent Trustees of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of June 30, 2013.

Asset Class[1]	Fair Value	%
Event Driven	$78,085	0.11
Top Down Alpha	24,902,123	34.90
Bottom Up Alpha	29,666,758	41.57
Tactical Credit	2,972,860	4.17
Money Market Funds	11,592,556	16.24
Asset-backed	1,090,606	1.53
Sovereign Bonds	1,058,983	1.48

Total Investments	$71,361,971	100.00

1	The complete list of investments included in each asset class is included in the Consolidated Schedule of Investments of the Master Fund.

Form N-Q Filings

The Master Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Master Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Supplemental Information, continued

June 30, 2013

(Unaudited)

Information regarding how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Master Fund’s registration statement includes additional information about Trustees of the Master Fund. The registration statement is available, without charge, upon request by calling 1-800-725-9456.

Board Consideration of the Investment Management Agreement

At an in-person meeting of the Board held on January 15, 2013 (the “Meeting”), the Board, including the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the continuation of the Investment Management Agreement (the “Advisory Agreement”) between the Master Fund and the Adviser. In preparation for review of this agreement, the Board requested the Adviser to provide detailed information which the Board determined to be reasonably necessary to evaluate the agreement. On January 10, 2013, the Independent Trustees met in-person among themselves to review and discuss aspects of these materials, initially with, and later without, representatives of the Adviser being present. At the request of the Independent Trustees, on January 10, 2013 and again at the Meeting, the Adviser made extensive presentations regarding the materials and responded to questions from the Independent Trustees relating to, among other things, portfolio management, the Master Fund’s investment program, the Adviser’s staffing and training program, the compliance programs of the Master Fund and Adviser, the Master Fund’s performance, including benchmarks and comparisons to other funds, the Master Fund’s fee levels, other portfolios (including fees) managed by the Adviser and its affiliates, and the Adviser’s profitability and any economies of scale. The Board, including the Independent Trustees, also took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, including service fee payments, as well as the information specifically prepared in connection with the renewal process. The Independent Trustees were assisted at all times by independent counsel.

Following the Board’s review, the Independent Trustees concluded that the Advisory Agreement continues to enable the Master Fund’s shareholders to obtain high quality services at a cost that is appropriate, reasonable, and in the interests of investors. The Board’s decision to renew the Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. Upon consideration of these and other factors, the Board also determined:

The nature, extent and quality of the advisory services provided. With respect to the Advisory Agreement, the Board considered: the background and experience of key investment personnel and the Adviser’s ability to retain them; the Adviser’s focus on analysis of complex asset categories and direct investment strategies; the Adviser’s disciplined investment approach and commitment to investment principles; the Adviser’s significant investment in and commitment to personnel, including additional hiring and extensive training; the Adviser’s significant compliance and tax reporting efforts, and oversight of sales; and, the Adviser’s oversight of and interaction with service providers. The Board concluded that the nature, extent and quality of the management and Advisory service provided were appropriate and thus supported a decision to renew the Advisory Agreement. The Board also concluded that the Adviser would be able to provide during the coming year the same quality of investment management and related services as provided in the past, that these services are appropriate in scope and extent in light of the Master Fund’s operations, the competitive landscape and investor needs.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Supplemental Information, continued

June 30, 2013

(Unaudited)

The investment performance of the Funds. The Board evaluated the comparative information provided by the Adviser regarding the Master Fund’s investment performance, and information on the performance of other investment funds and various indices, including the relevance of various indices. The Board also considered the various performance reports received throughout the year. The Board concluded that the Master Fund’s investment performance for the period was acceptable and improved in light of the Master Fund volatility objectives. On the basis of the Independent Trustees’ assessment, the Independent Trustees concluded that the Adviser was capable of generating a level of long-term investment performance that is appropriate in light of the Master Fund’s investment objective, policies and strategies and fully competitive with comparable funds.

The cost of advisory service provided and the level of profitability. In analyzing the cost of services and profitability of the Adviser, the Board considered the revenues earned and expenses incurred by the Adviser. The Board took into account the significant investment by and cost to the Adviser in additional personnel and service infrastructure to support the Master Fund and its investors. On the basis of the Board’s review of the fees to be charged by the Adviser for investment advisory and related services, the unique nature of the Master Fund’s investment program, the Adviser’s financial information, and the costs associated with managing the Master Fund, the Board concluded that the level of investment management fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Master Fund and the Adviser. The Board also noted the effect of an expense limitation agreement for one of the Funds.

The extent to which economies of scale would be realized as the Master Fund grows and whether fee levels reflect these economies of scale for the benefit of Master Fund investors. While noting that the management fees will not decrease as the level of Master Fund assets increase, the Board concluded that the management fees reflect the Master Fund’s complex operations, the current economic environment for the Adviser, including its continued investment relating to support and monitoring of the Master Fund, investment decision-making, and the competitive nature of the investment company market as relevant to the Master Fund. The Board noted that the Master Fund was of modest size and not presently growing. The Board noted that it will have the opportunity to periodically re-examine whether the Master Fund has achieved economies of scale, as well as the appropriateness of management fees payable to the Adviser, in the future.

Benefits (such as soft dollars) to the Adviser from its relationship with the Master Fund. The Board concluded that other benefits derived by the Adviser from its relationship with the Master Fund, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Master Fund and investors therein, and are consistent with industry practice and the best interests of the Master Fund and its shareholders. In this regard, the Board noted that the Adviser does not realize “soft dollar” benefits from its relationship with the Master Fund.

Other considerations. The Board determined that the Adviser has made a continuing and substantial commitment both to the recruitment and retention of high quality personnel, monitoring and investment decision-making and provision of investor service, and has maintained and expanded the financial, compliance and operational resources reasonably necessary to manage the Master Fund in a professional manner that is consistent with the best interests of the Master Fund and its shareholders. The Independent Trustees also concluded that the Adviser continues to make a significant entrepreneurial commitment to the management and success of the Master Fund. The Board, in reaching its determination to renew the Advisory Agreements, noted its awareness that shareholders in the Master Fund have a range of investment choices available to them, including choices among funds offered by the Adviser’s competitors, and that the Master Fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the Master Fund, have chosen to invest in the Master Fund managed by the Adviser.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Privacy Policy

The Master Fund recognizes the importance of securing personal financial information. It is our policy to safeguard any personal and financial information that may be entrusted to us. The following is a description of the Master Fund’s policy regarding disclosure of nonpublic personal information.

We collect nonpublic personal information as follows:

We collect information about our investors, including, but not limited to, the investor’s name, address, telephone number, e-mail address, social security number and date of birth. We collect that information from subscription agreements, other forms of correspondence that we receive from investors, from personal conversations and from affiliated entities as permitted by law.

We receive information about investor transactions with us, including, but not limited to, account number, account balance, investment amounts, withdrawal amounts and other financial information.

We are permitted by law to disclose nonpublic information we collect, as described above, to the Master Fund’s service providers, including the Master Fund’s investment adviser, sub-advisers, servicing agent, independent administrator, custodian, legal counsel, accountant and auditor. We do not disclose any nonpublic information about our current or former investors to nonaffiliated third parties, except as required or permitted by law. We restrict access to investor nonpublic personal information to those persons who require such information to provide products or services to investors. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard investors’ nonpublic personal information.

If an investor’s investment relationship with the Master Fund involves a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of such investor’s financial intermediary would govern how any nonpublic personal information would be shared by them with nonaffiliated third parties.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Consolidated Schedule of Investments as of the close of the reporting period is included in the report to the shareholders filed under item 1 of this form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Salient Alternative Strategies Master Fund

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date: August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date: August 26, 2013

By (Signature and Title)	/s/ John E. Price
John E. Price
Principal Financial Officer

Date: August 26, 2013